OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Salary, welfare and bonus payable	366,454	457,974
Tax payable	152,598	116,657
Consideration payable for share repurchase	—	113,387
Advance from customers*	58,630	73,196
Others	55,800	17,832
Total	633,482	779,046
*	It represents advance payments from customers, which are refundable under certain conditions and could be used to exchange for the Group’s services.